Prudential Global Total Return Fund, Inc.

Supplement dated November 3, 2014 to the Currently Effective Prospectus

Effective as of November 1, 2014, the Fund will implement a new expense limitation. To reflect this change, the Fund’s Prospectus is hereby changed as follows, effective as of November 1, 2014:

1.	In the Prospectus and Summary Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses are deleted and replaced with the following new table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class Q	Class Z
Management fees	.65%	.65%	.65%	.65%	.65%
+ Distribution and service (12b-1) fees	.30	1.00	1.00	None	None
+ Other expenses	.33	.33	.33	.20	.33
= Total annual Fund operating expenses	1.28	1.98	1.98	.85	.98
– Fee waiver or expense reimbursement*	(.22)	(.17)	(.17)	(.04)	(.17)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.06	1.81	1.81	.81	.81

*The manager has contractually agreed through February 29, 2016 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 0.81% of the Fund's average daily net assets. Separately, the distributor has contractually agreed through February 29, 2016 to limit the Fund's Class A distribution and service (12b-1) fees to 0.25% of the Fund's Class A average daily net assets.  These waivers may not be terminated prior to February 29, 2016 without the prior approval of the Fund’s Board of Directors.

2.	In the Prospectus and Summary Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Example is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$553	$817	$1,101	$1,907	$553	$817	$1,101	$1,907
Class B	$684	$905	$1,152	$2,027	$184	$605	$1,052	$2,027
Class C	$284	$605	$1,052	$2,293	$184	$605	$1,052	$2,293
Class Q	$83	$267	$467	$1,045	$83	$267	$467	$1,045
Class Z	$83	$295	$525	$1,186	$83	$295	$525	$1,186